UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus MidCap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2014 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Automobiles & Components--.4%
Gentex	329,750		9,529,775
Thor Industries	101,326		5,367,238
			14,897,013
Banks--5.4%
Associated Banc-Corp	356,209		6,383,265
Astoria Financial	192,527		2,479,748
BancorpSouth	191,512		3,996,855
Bank of Hawaii	98,452		5,629,485
Cathay General Bancorp	165,043		4,223,450
City National	107,452		8,085,763
Commerce Bancshares	180,711		8,142,838
Cullen/Frost Bankers	119,773		9,338,701
East West Bancorp	323,772		11,027,674
First Horizon National	522,856		6,159,244
First Niagara Financial Group	802,880		6,904,768
FirstMerit	374,616		6,593,242
Fulton Financial	422,348		4,789,426
Hancock Holding	186,119		6,037,700
International Bancshares	128,867		3,266,778
New York Community Bancorp	998,022		15,848,589
PacWest Bancorp	216,646		9,027,639
Prosperity Bancshares	132,864		7,723,384
Signature Bank	112,779	a	12,900,790
SVB Financial Group	112,449	a	12,259,190
Synovus Financial	307,623		7,244,522
TCF Financial	373,496		5,904,972
Trustmark	151,335		3,485,245
Umpqua Holdings	378,315		6,401,090
Valley National Bancorp	452,889	b	4,338,677
Washington Federal	226,548		4,748,446
Webster Financial	204,722		5,869,380
Westamerica Bancorporation	57,967	b	2,771,982
			191,582,843
Capital Goods--11.3%
A.O. Smith	169,876		7,933,209
Acuity Brands	97,489		10,457,645
AECOM Technology	222,696	a	7,560,529
AGCO	197,254		9,608,242

Alliant Techsystems	71,989		9,353,531
B/E Aerospace	222,886	a	18,976,514
Carlisle	144,638		11,573,933
CLARCOR	114,051		6,764,365
Crane	110,852		7,605,556
Donaldson	296,460		11,499,683
Esterline Technologies	71,213	a	7,730,171
Exelis	427,767		7,203,596
Fortune Brands Home & Security	374,485		14,151,788
GATX	101,831		6,313,522
Graco	134,991		10,009,583
Granite Construction	79,447		2,586,000
Harsco	183,861		4,646,167
Hubbell, Cl. B	121,444		14,201,661
Huntington Ingalls Industries	110,929		10,085,665
IDEX	179,631		13,619,622
ITT	206,055		9,472,348
KBR	328,262		6,781,893
Kennametal	177,999		7,525,798
Lennox International	102,213		8,720,813
Lincoln Electric Holdings	179,800		11,945,912
MSC Industrial Direct, Cl. A	107,012		9,127,053
Nordson	134,214		10,088,866
NOW	242,577		7,808,554
Oshkosh	191,846		8,867,122
Regal-Beloit	99,886		7,020,987
SPX	97,761		9,691,048
Terex	245,488		8,471,791
Timken	172,921		7,660,400
Trinity Industries	349,350	b	15,245,634
Triumph Group	118,138		7,484,042
United Rentals	219,066	a	23,199,089
URS	154,177		8,829,717
Valmont Industries	60,770	b	8,849,935
Wabtec	217,366		17,537,089
Watsco	61,351		5,495,209
Woodward	132,274		6,608,409
			398,312,691
Commercial & Professional Services--2.9%
Civeo	237,253		6,026,226
Clean Harbors	125,186	a	7,214,469
Copart	253,637	a	8,466,403
Corporate Executive Board	76,650		4,757,665
Deluxe	111,564		6,137,136

FTI Consulting	93,614	a	3,459,973
Herman Miller	132,911		3,886,318
HNI	99,082		3,501,558
ManpowerGroup	179,553		13,985,383
MSA Safety	71,581		3,706,464
R.R. Donnelley & Sons	448,953	b	7,793,824
Rollins	145,717		4,125,248
Towers Watson & Co., Cl. A	142,586		14,546,624
Waste Connections	279,645		13,238,394
			100,845,685
Consumer Durables & Apparel--3.9%
Brunswick	209,663		8,455,709
Carter's	118,924		9,104,821
Deckers Outdoor	78,358	a	6,935,467
Hanesbrands	224,283		21,914,692
Jarden	267,935	a	14,977,567
Kate Spade & Company	285,792	a	10,811,511
KB Home	200,053	b	3,260,864
M.D.C. Holdings	87,848		2,369,261
NVR	9,128	a	10,282,327
Polaris Industries	148,461		21,903,936
Tempur Sealy International	137,152	a	7,503,586
Toll Brothers	361,002	a	11,801,155
Tupperware Brands	114,034		8,299,395
			137,620,291
Consumer Services--2.3%
Apollo Education Group	219,327	a	6,125,803
Bally Technologies	88,296	a	5,312,770
Brinker International	145,373		6,518,525
Cheesecake Factory	104,584		4,484,562
DeVry Education Group	129,659		5,182,470
Domino's Pizza	123,566		8,896,752
International Game Technology	558,441		9,454,406
International Speedway, Cl. A	62,869		1,906,188
Life Time Fitness	85,494	a	3,364,189
Panera Bread, Cl. A	58,394	a	8,601,436
Service Corporation International	482,459		10,131,639
Sotheby's	155,884		6,180,801
Wendy's	601,148		4,899,356
			81,058,897
Diversified Financials--2.4%
CBOE Holdings	191,806		9,296,837
Eaton Vance	272,220		9,563,089
Federated Investors, Cl. B	213,338	b	6,020,398

Janus Capital Group	343,207		3,909,128
MSCI	263,447	a	11,920,977
Raymond James Financial	280,030		14,267,529
SEI Investments	315,856		11,313,962
SLM	949,916		8,416,256
Waddell & Reed Financial, Cl. A	192,389		10,156,215
			84,864,391
Energy--5.0%
Atwood Oceanics	130,622	a	6,289,449
Bill Barrett	110,985	a	2,664,750
CARBO Ceramics	45,120	b	5,619,245
Dresser-Rand Group	172,707	a	10,277,794
Dril-Quip	91,926	a	9,263,383
Energen	164,150		13,399,565
Gulfport Energy	192,822	a	10,298,623
Helix Energy Solutions Group	222,457	a	5,657,082
HollyFrontier	447,629		21,043,039
Oceaneering International	243,371		16,527,325
Oil States International	118,422	a	7,258,084
Patterson-UTI Energy	326,268		11,207,306
Rosetta Resources	138,853	a	7,091,223
SM Energy	151,335		11,885,851
Superior Energy Services	352,002		11,827,267
Tidewater	112,209		5,304,119
Unit	98,907	a	6,265,758
World Fuel Services	159,219		6,838,456
WPX Energy	452,430	a	9,306,485
			178,024,804
Food & Staples Retailing--.3%
SUPERVALU	446,214	a	4,091,782
United Natural Foods	112,306	a	6,583,378
			10,675,160
Food, Beverage & Tobacco--2.1%
Dean Foods	209,037		3,202,447
Flowers Foods	397,630		7,590,757
Hain Celestial Group	113,251	a	9,682,960
Hillshire Brands	276,535		17,358,102
Ingredion	168,315		12,393,033
Lancaster Colony	44,085		3,850,825
Post Holdings	98,562	a	4,427,405
Tootsie Roll Industries	49,161	b	1,294,409
Universal	52,861		2,745,072
WhiteWave Foods	392,397	a	11,689,507
			74,234,517

Health Care Equipment & Services--6.6%
Align Technology	160,585	a	8,705,313
Allscripts Healthcare Solutions	360,758	a	5,743,267
Community Health Systems	256,553	a	12,237,578
Cooper	108,114		17,393,380
Health Net	180,872	a	7,450,118
Henry Schein	192,252	a	22,349,295
Hill-Rom Holdings	126,923		5,000,766
HMS Holdings	199,382	a	3,670,623
Hologic	622,993	a	16,241,428
IDEXX Laboratories	114,608	a	14,266,404
LifePoint Hospitals	98,395	a	7,056,889
MEDNAX	221,643	a	13,116,833
Omnicare	221,594		13,849,625
Owens & Minor	143,571		4,750,764
ResMed	314,682	b	16,281,647
Sirona Dental Systems	125,034	a	10,027,727
STERIS	133,387		6,786,731
Teleflex	93,476		10,071,104
Thoratec	125,210	a	4,069,325
Universal Health Services, Cl. B	202,550		21,591,830
VCA	195,331	a	7,283,893
WellCare Health Plans	99,011	a	6,176,306
			234,120,846
Household & Personal Products--1.0%
Church & Dwight	306,149		19,648,643
Energizer Holdings	137,502		15,779,730
			35,428,373
Insurance--4.7%
Alleghany	36,706	a	15,190,778
American Financial Group	158,880		8,895,691
Arthur J. Gallagher & Co.	354,152		15,936,840
Aspen Insurance Holdings	144,192		5,769,122
Brown & Brown	264,247		8,133,523
Everest Re Group	102,925		16,047,037
First American Financial	242,088		6,570,268
The Hanover Insurance Group	99,353		5,743,597
HCC Insurance Holdings	225,607		10,531,335
Kemper	116,529		4,033,069
Mercury General	82,482		4,059,764
Old Republic International	537,140		7,729,445
Primerica	124,095		5,718,298
Protective Life	177,956		12,346,587
Reinsurance Group of America	154,142		12,371,437

RenaissanceRe Holdings	90,499		8,851,707
StanCorp Financial Group	96,679		5,833,611
W.R. Berkley	230,963		10,303,259
			164,065,368
Materials--7.5%
Albemarle	179,498		11,010,407
AptarGroup	145,338		8,880,152
Ashland	163,351		17,094,682
Cabot	135,211		7,083,704
Carpenter Technology	120,166		6,505,787
Cliffs Natural Resources	338,331	b	5,903,876
Commercial Metals	264,836		4,565,773
Compass Minerals International	75,803		6,520,574
Cytec Industries	80,476		8,116,005
Domtar	143,967		5,171,295
Eagle Materials	113,036		10,265,930
Greif, Cl. A	68,602		3,442,448
Louisiana-Pacific	319,469	a	4,325,610
Minerals Technologies	78,647		4,567,031
NewMarket	24,801		9,597,987
Olin	175,506		4,663,194
Packaging Corporation of America	221,679		14,666,283
PolyOne	210,031		7,970,676
Rayonier Advanced Materials	93,586		3,037,802
Reliance Steel & Aluminum	175,363		11,968,525
Rock-Tenn, Cl. A	161,788		16,086,581
Royal Gold	144,376		10,910,494
RPM International	300,591		13,280,110
Scotts Miracle-Gro, Cl. A	99,470		5,291,804
Sensient Technologies	110,453		5,798,782
Silgan Holdings	96,611		4,755,193
Sonoco Products	226,827		8,878,009
Steel Dynamics	537,441		11,399,124
TimkenSteel	86,460		3,761,875
United States Steel	325,540	b	10,902,335
Valspar	174,691		13,110,560
Worthington Industries	116,278		4,447,634
			263,980,242
Media--1.5%
AMC Networks, Cl. A	131,375	a	7,865,421
Cinemark Holdings	235,418		7,721,710
DreamWorks Animation SKG, Cl. A	164,656	a	3,293,120
John Wiley & Sons, Cl. A	105,591		6,344,963
Lamar Advertising, Cl. A	148,210		7,432,731

Live Nation Entertainment	322,086	a	7,475,616
Meredith	81,684		3,750,929
New York Times, Cl. A	277,406		3,464,801
Time	248,169		5,980,873
			53,330,164
Pharmaceuticals, Biotech & Life Sciences--3.2%
Bio-Rad Laboratories, Cl. A	44,400	a	5,105,556
Charles River Laboratories
International	109,745	a	5,949,276
Covance	127,805	a	10,725,396
Cubist Pharmaceuticals	170,000	a	10,353,000
Endo International	315,513	a	21,164,612
Mallinckrodt	132,102	a,b	9,196,941
Mettler-Toledo International	65,292	a	16,789,185
Salix Pharmaceuticals	142,915	a	18,851,918
Techne	75,250		7,022,330
United Therapeutics	98,736	a	8,979,052
			114,137,266
Real Estate--9.6%
Alexander & Baldwin	94,302		3,599,507
Alexandria Real Estate Equities	161,704	c	12,709,934
American Campus Communities	237,158	c	9,230,189
BioMed Realty Trust	427,025	c	9,181,037
Camden Property Trust	193,032	c	13,967,796
Corporate Office Properties Trust	197,736	c	5,609,770
Corrections Corporation of America	263,121	c	8,477,759
Duke Realty	743,350	c	13,372,867
Equity One	141,709	c	3,290,483
Extra Space Storage	248,516	c	12,855,733
Federal Realty Investment Trust	151,598	c	18,510,116
Highwoods Properties	203,822	c	8,574,792
Home Properties	129,117	c	8,494,607
Hospitality Properties Trust	337,005	c	9,628,233
Jones Lang LaSalle	100,575		12,441,128
Kilroy Realty	185,625	c	11,479,050
LaSalle Hotel Properties	230,742	c	8,027,514
Liberty Property Trust	333,321	c	11,722,900
Mack-Cali Realty	198,654	c	4,191,599
Mid-America Apartment Communities	169,291	c	11,836,827
National Retail Properties	278,288	b,c	9,898,704
Omega Healthcare Investors	280,555	b,c	10,251,480
Potlatch	92,665	c	3,827,065
Rayonier	285,288	c	9,716,909
Realty Income	498,765	b,c	21,471,833

Regency Centers	208,478	c	11,332,864
Senior Housing Properties Trust	460,032	c	10,516,332
SL Green Realty	214,928	c	23,169,238
Taubman Centers	142,880	c	10,510,253
UDR	566,842	c	16,483,765
Washington Prime Group	347,857	a	6,571,019
Weingarten Realty Investors	248,602	c	8,181,492
			339,132,795
Retailing--4.7%
Aaron's	159,059		4,195,976
Abercrombie & Fitch, Cl. A	163,120		6,417,141
Advance Auto Parts	164,323		19,901,159
American Eagle Outfitters	384,595		4,099,783
ANN	104,073	a	3,824,683
Ascena Retail Group	291,421	a	4,680,221
Big Lots	124,346		5,440,137
Cabela's	105,669	a,b	6,166,843
Chico's FAS	342,184		5,409,929
CST Brands	171,088		5,719,472
Dick's Sporting Goods	221,681		9,428,093
Foot Locker	325,975		15,493,592
Guess?	130,712		3,399,819
HSN	76,278		4,263,177
J.C. Penney	673,895	a,b	6,321,135
LKQ	680,278	a	17,792,671
Murphy USA	98,094	a	4,847,805
Office Depot	1,080,654	a	5,414,077
Rent-A-Center	121,198		2,901,480
Signet Jewelers	180,696		18,393,046
Williams-Sonoma	197,449		13,242,904
			167,353,143
Semiconductors & Semiconductor Equipment--2.9%
Advanced Micro Devices	1,441,325	a,b	5,635,581
Atmel	942,588	a	7,729,222
Cree	275,117	a	12,993,776
Cypress Semiconductor	328,001	a,b	3,316,090
Fairchild Semiconductor
International	275,014	a	4,185,713
Integrated Device Technology	300,752	a	4,318,799
International Rectifier	159,894	a	3,971,767
Intersil, Cl. A	288,900		3,706,587
RF Micro Devices	636,427	a,b	7,102,525
Semtech	154,585	a	3,451,883
Silicon Laboratories	89,569	a	3,648,145

Skyworks Solutions	427,162		21,682,743
SunEdison	555,379	a	11,107,580
Teradyne	435,252		7,930,291
			100,780,702
Software & Services--8.2%
ACI Worldwide	254,599	a	4,771,185
Acxiom	170,293	a	3,119,768
Advent Software	91,110		2,957,431
ANSYS	208,928	a	16,074,920
AOL	180,441	a	6,956,001
Broadridge Financial Solutions	268,627		10,844,472
Cadence Design Systems	653,696	a	11,001,704
CommVault Systems	100,800	a	4,840,416
Compuware	489,988		4,458,891
Concur Technologies	107,957	a,b	10,035,683
Convergys	222,579		4,315,807
Conversant	142,023	a,b	3,319,077
CoreLogic	208,242	a	5,664,182
DST Systems	79,095		7,124,087
Equinix	112,200	a	24,069,144
FactSet Research Systems	88,225	b	10,598,469
Fair Isaac	76,617		4,378,662
Fortinet	302,857	a	7,435,139
Gartner	201,284	a	13,771,851
Global Payments	159,593		11,055,007
Informatica	248,255	a	7,874,649
Jack Henry & Associates	189,672		11,067,361
Leidos Holdings	142,224		5,253,755
Mentor Graphics	215,007		4,246,388
MICROS Systems	164,929	a	11,154,148
NeuStar, Cl. A	139,925	a,b	3,898,311
PTC	263,274	a	9,467,333
Rackspace Hosting	263,419	a	7,978,962
Rovi	211,601	a	4,945,115
Science Applications International	92,741		3,873,792
SolarWinds	147,945	a	6,086,457
Solera Holdings	152,994		9,791,616
Synopsys	349,082	a	13,184,827
TIBCO Software	338,040	a	6,524,172
VeriFone Systems	252,557	a	8,463,185
WEX	86,192	a	9,301,841
			289,903,808
Technology Hardware & Equipment--5.1%
3D Systems	230,622	a,b	11,561,081

ADTRAN	124,297		2,764,365
ARRIS Group	269,817	a	9,219,647
Arrow Electronics	221,935	a	12,861,133
Avnet	312,227		13,216,569
Belden	96,902		6,579,646
Ciena	233,695	a	4,564,063
Diebold	144,451		5,442,914
FEI	93,565		7,167,079
Ingram Micro, Cl. A	350,660	a	10,063,942
InterDigital	89,004		3,924,186
Itron	86,146	a	3,099,533
JDS Uniphase	528,251	a	6,270,339
Knowles	187,872	a	5,463,318
Lexmark International, Cl. A	141,080		6,776,072
National Instruments	221,275		7,045,396
NCR	378,852	a	11,725,469
Plantronics	95,101		4,466,894
Polycom	301,654	a	3,867,204
Riverbed Technology	363,467	a	6,506,059
Tech Data	85,106	a	5,343,806
Trimble Navigation	587,612	a	18,157,211
Vishay Intertechnology	305,909		4,506,040
Zebra Technologies, Cl. A	114,020	a	9,129,581
			179,721,547
Telecommunication Services--.5%
Telephone & Data Systems	218,950		5,473,750
tw telecom	307,601	a	12,531,665
			18,005,415
Transportation--2.5%
Alaska Air Group	309,956		13,628,765
Con-way	128,614		6,347,101
Genesee & Wyoming, Cl. A	115,140	a	11,482,912
J.B. Hunt Transport Services	206,251		15,934,952
JetBlue Airways	508,023	a,b	5,446,007
Kirby	128,511	a	14,966,391
Landstar System	100,690		6,658,630
Old Dominion Freight Line	154,814	a	9,827,593
Werner Enterprises	102,379		2,516,476
			86,808,827
Utilities--4.6%
Alliant Energy	250,174		14,134,831
Aqua America	399,986		9,511,667
Atmos Energy	226,156		10,927,858
Black Hills	98,407		5,187,033

Cleco	137,077		7,640,672
Great Plains Energy	341,089		8,455,596
Hawaiian Electric Industries	225,649	b	5,329,829
IDACORP	111,103		5,949,566
MDU Resources Group	432,097		13,615,376
National Fuel Gas	189,469		13,056,309
OGE Energy	448,848		16,136,086
ONE Gas	114,555		4,123,980
PNM Resources	175,955		4,513,246
Questar	388,333		8,636,526
UGI	259,672		12,604,479
Vectren	182,538		6,952,872
Westar Energy	291,079		10,490,487
WGL Holdings	116,945		4,558,516
			161,824,929
Total Common Stocks
(cost $2,273,046,374)			3,480,709,717
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 9/11/14	2,290,000	[d]	2,289,968
0.04%, 12/11/14	1,245,000	[d]	1,244,806
Total Short-Term Investments
(cost $3,534,761)			3,534,774

Other Investment--2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $93,472,263)	93,472,263	[e]	93,472,263
Investment of Cash Collateral for
Securities Loaned--4.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $158,624,201)	158,624,201	[e]	158,624,201
Total Investments (cost $2,528,677,599)	105.9%		3,736,340,955
Liabilities, Less Cash and Receivables	(5.9%)		(207,422,017)
Net Assets	100.0%		3,528,918,938

a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2014, the value of the fund's securities on loan was $152,567,538 and the value of the collateral held by the fund was $160,076,605, consisting of cash collateral of $158,624,201 and U.S. Government &
Agency securities valued at $1,452,404.

c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $1,207,663,356 of which $1,275,112,662 related to appreciated investment securities and $67,449,306 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.3
Real Estate	9.6
Software & Services	8.2
Materials	7.5
Short-Term/Money Market Investments	7.3
Health Care Equipment & Services	6.6
Banks	5.4
Technology Hardware & Equipment	5.1
Energy	5.0
Insurance	4.7
Retailing	4.7
Utilities	4.6
Consumer Durables & Apparel	3.9
Pharmaceuticals, Biotech & Life Sciences	3.2
Commercial & Professional Services	2.9
Semiconductors & Semiconductor Equipment	2.9
Transportation	2.5
Diversified Financials	2.4
Consumer Services	2.3
Food, Beverage & Tobacco	2.1
Media	1.5
Household & Personal Products	1.0
Telecommunication Services	.5
Automobiles & Components	.4
Food & Staples Retailing	.3
105.9

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014	($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	426	58,268,280	September 2014	(1,498,200)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

		Level 2 -
	Level 1 -	Other	Level 3 -
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	3,462,316,671	-	-	3,462,316,671
Equity Securities - Foreign Common Stocks+	18,393,046	-	-	18,393,046
Mutual Funds	252,096,464	-	-	252,096,464
U.S. Treasury		3,534,774		3,534,774
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,498,200)	-	-	(1,498,200)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)